Subsequent events - Additional Information (Detail) - JPY (¥) ¥ in Billions		3 Months Ended
	May 15, 2025	Feb. 28, 2026
Subsequent Event
Subsequent Event [Line Items]
Stock Repurchase Program Period Description		November 17, 2025, to February 28, 2026
Common Stock
Subsequent Event [Line Items]
Stock Repurchase Program Period Description	May 16, 2025 to August 31, 2025
Common Stock | Subsequent Event
Subsequent Event [Line Items]
Share Repurchase Program, Authorized, Number of Shares		60,000,000
Share Repurchase Program, Authorized, Amount		¥ 200
Percentage Of Stock Repurchased Of Outstanding Shares		2.40%
The Total Payout Ratio		50.00%